Form N-1A Cover	Aug. 23, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 23, 2024
Calamos S&P 500® Structured Alt Protection ETFTM — October [Member}
Prospectus [Line Items]
Prospectus Date	Oct. 01, 2024
Calamos S&P 500® Structured Alt Protection ETFTM — November [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 01, 2024
Calamos S&P 500® Structured Alt Protection ETFTM — December [Member]
Prospectus [Line Items]
Prospectus Date	Dec. 01, 2024
Calamos S&P 500® Structured Alt Protection ETFTM — January [Member]
Prospectus [Line Items]
Prospectus Date	Jan. 01, 2025
Calamos S&P 500® Structured Alt Protection ETFTM — February [Member]
Prospectus [Line Items]
Prospectus Date	Feb. 01, 2025
Calamos S&P 500® Structured Alt Protection ETFTM — March [Member]
Prospectus [Line Items]
Prospectus Date	Mar. 01, 2025
Calamos S&P 500® Structured Alt Protection ETFTM — April [Member]
Prospectus [Line Items]
Prospectus Date	Apr. 01, 2025
Calamos S&P 500® Structured Alt Protection ETFTM — June [Member]
Prospectus [Line Items]
Prospectus Date	Jun. 01, 2025